Property, plant and equipment, intangible assets, goodwill and right-of-use assets - Summary of transaction charts of right of use assets (Detail) - 12 months ended Dec. 31, 2019 R$ in Thousands	BRL (R$)	USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 1,803,982
Additions | R$	R$ 2,777,275
Ending Balance	R$ 4,469,730	4,469,730
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,451,253
Initial recognition of IFRS 16		1,023,760
Transfers from property, plant and equipment and other assets		1,427,493
Additions		2,916,632
Contractual adjustments		64,909
Transfers		(250,393)
Currency translation adjustments		(468)
Ending Balance		5,181,933
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(647,271)
Additions		(166,342)
Transfers		101,410
Transfers from property, plant and equipment		(515,730)
Impairment		(131,541)
Ending Balance		(712,203)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		180,165
Ending Balance		168,465
Land and buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		230,615
Initial recognition of IFRS 16		100,615
Transfers from property, plant and equipment and other assets		130,000
Additions		7,073
Contractual adjustments		9,883
Transfers		327
Currency translation adjustments		(468)
Ending Balance		247,430
Land and buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(50,450)
Additions		(21,282)
Transfers		(7,233)
Transfers from property, plant and equipment		(50,450)
Impairment		0
Ending Balance		(78,965)
Machinery, equipment and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		8,636
Ending Balance		7,644
Machinery, equipment and facilities [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		11,168
Initial recognition of IFRS 16		8,630
Transfers from property, plant and equipment and other assets		2,538
Additions		3,045
Contractual adjustments		(956)
Transfers		(2,539)
Currency translation adjustments		0
Ending Balance		10,718
Machinery, equipment and facilities [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(2,532)
Additions		(3,074)
Transfers		2,532
Transfers from property, plant and equipment		(2,532)
Impairment		0
Ending Balance		(3,074)
Railcars and Locomotives [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		823,923
Ending Balance		672,984
Railcars and Locomotives [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,286,671
Initial recognition of IFRS 16		41,884
Transfers from property, plant and equipment and other assets		1,244,787
Additions		1,004
Contractual adjustments		712
Transfers		(249,746)
Currency translation adjustments		0
Ending Balance		1,038,641
Railcars and Locomotives [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(462,748)
Additions		(9,018)
Transfers		106,109
Transfers from property, plant and equipment		(462,748)
Impairment		0
Ending Balance		(365,657)
Software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		66,931
Ending Balance		59,337
Software [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		66,931
Initial recognition of IFRS 16		66,931
Transfers from property, plant and equipment and other assets		0
Additions		0
Contractual adjustments		0
Transfers		0
Currency translation adjustments		0
Ending Balance		66,931
Software [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		0
Additions		(7,594)
Transfers		0
Transfers from property, plant and equipment		0
Impairment		0
Ending Balance		(7,594)
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		13,085
Ending Balance		7,802
Vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		13,085
Initial recognition of IFRS 16		13,085
Transfers from property, plant and equipment and other assets		0
Additions		732
Contractual adjustments		442
Transfers		0
Currency translation adjustments		0
Ending Balance		14,259
Vehicles [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		0
Additions		(6,459)
Transfers		2
Transfers from property, plant and equipment		0
Impairment		0
Ending Balance		(6,457)
Port and rail infrastructure [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		711,242
Ending Balance		3,553,498
Port and rail infrastructure [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		842,783
Initial recognition of IFRS 16		792,615
Transfers from property, plant and equipment and other assets		50,168
Additions		2,904,778
Contractual adjustments		54,828
Transfers		1,565
Currency translation adjustments		0
Ending Balance		3,803,954
Port and rail infrastructure [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(131,541)
Additions		(118,915)
Transfers		0
Transfers from property, plant and equipment		0
Impairment		(131,541)
Ending Balance		$ (250,456)